Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

1-6468

NYSE

05000668

January 20. 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

JAN 2 0 2005

PROCESSED
JAN 21 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GEORGIA POWER COMPANY, Series X 5.70% Senior Notes due January 15. 2045 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 20, 2005. Tentative listing date – Not yet determined.

Sincerely,

41091